CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current Assets
Cash	$ 686,347	$ 394,342	$ 961,265
Restricted cash		140,700
Trade accounts receivable, net	93,379	821,608	1,239,903
Inventory	26,269	306,296	60,851
Prepaid expenses	71,443	90,067	203,973
Total current assets	877,438	1,753,013	2,465,992
Property and equipment, net	108,225	572,107	1,417,134
Other Assets, non current
Debt offering costs	3,242	42,176	123,278
Patents, net	127,382	120,928	131,079
Deposits and other assets	115,853	196,292	406,004
Total other assets, non current	246,477	359,396	660,361
Total assets	1,232,140	2,684,516	4,543,487
Current Liabilities
Accounts payable	1,038,464	2,293,470	1,252,538
Payroll and related expenses	138,924	363,568	390,206
Other accrued expenses	470,268	299,728	175,008
Unearned revenue	13,539	51,335	10,449
Current portion of notes payable (net of discount of $103,859, $947,994 and $4212,529, respectively)	5,032,471	3,102,006	2,068,016
Other current obligations			1,067,649
Derivative valuation	1,275,275	1,191,269	3,760,200
Total current liabilities	7,968,941	7,301,376	8,724,066
Long-term Liabilities
Long-term liabilities			6,349,445
Total long-term liabilities			6,349,445
Total liabilities	7,968,941	7,301,376	15,073,511
Commitments and contingencies
STOCKHOLDERS' DEFICIT:
Preferred stock, no par value, 20,000,000 shares authorized; none issued
Common stock, $.05 par value, 180,000,000 shares authorized; 75,975,656, 107,473,820 and 110,233,225 shares issued as of December 31, 2011, December 31, 2012 and June 30, 2013, respectively	5,511,661	5,373,691	3,798,783
Additional paid-in capital	99,681,351	99,594,490	96,859,058
Accumulated deficit	(111,929,813)	(109,585,041)	(111,187,865)
Total stockholders' deficit	(6,736,801)	(4,616,860)	(10,530,024)
Total liabilities and stockholders' deficit	$ 1,232,140	$ 2,684,516	$ 4,543,487